Property, Plant and Equipment	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Property, Plant and Equipment
15.	Property, Plant and Equipment

	June 30, 2021
(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total
Cost
Balance - January 1, 2021	$4,382	$4,793	$4,131	$13,306
Additions	-	-	445	445
Disposals	-	-	(4)	(4)
Balance - June 30, 2021	$4,382	$4,793	$4,572	$13,747
Accumulated Depreciation
Balance - January 1, 2021	$(2,906)	$(1,444)	$(2,667)	$(7,017)
Disposals	-	-	4	4
Depreciation	(160)	(374)	(216)	(750)
Balance - June 30, 2021	$(3,066)	$(1,818)	$(2,879)	$(7,763)
Net book value - June 30, 2021	$1,316	$2,975	$1,693	$5,984

	December 31, 2020
(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total
Cost
Balance - January 1, 2020	$4,380	$4,738	$3,836	$12,954
Additions	2	55	429	486
Disposals	-	-	(134)	(134)
Balance - December 31, 2020	$4,382	$4,793	$4,131	$13,306
Accumulated Depreciation
Balance - January 1, 2020	$(2,518)	$(704)	$(2,421)	$(5,643)
Disposals	-	-	134	134
Depreciation	(388)	(740)	(380)	(1,508)
Balance - December 31, 2020	$(2,906)	$(1,444)	$(2,667)	$(7,017)

Net book value - December 31, 2020	$1,476	$3,349	$1,464	$6,289